Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Foreign currency translation adjustments USD ($)	Mar. 31, 2012 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2011 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2010 Foreign currency translation adjustments JPY (¥)	Mar. 31, 2012 Unrealized gains on securities USD ($)	Mar. 31, 2012 Unrealized gains on securities JPY (¥)	Mar. 31, 2011 Unrealized gains on securities JPY (¥)	Mar. 31, 2010 Unrealized gains on securities JPY (¥)	Mar. 31, 2012 Pension liability adjustments USD ($)	Mar. 31, 2012 Pension liability adjustments JPY (¥)	Mar. 31, 2011 Pension liability adjustments JPY (¥)	Mar. 31, 2010 Pension liability adjustments JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	$ (13,928)	¥ (1,144,721)	¥ (846,835)	¥ (1,107,781)	$ (14,119)	¥ (1,160,389)	¥ (872,776)	¥ (882,670)	$ 2,047	¥ 168,227	¥ 194,285	¥ 17,878	$ (1,856)	¥ (152,559)	¥ (168,344)	¥ (242,989)
Equity transaction with noncontrolling interests and other	(79)	(6,503)							9	751			(88)	(7,254)
Other comprehensive income	(336)	(27,609)	(297,886)	260,946	(1,067)	(87,729)	(287,613)	9,894	1,573	129,328	(26,058)	176,407	(842)	(69,208)	15,785	74,645
Accumulated other comprehensive income (loss), ending balance	$ (14,343)	¥ (1,178,833)	¥ (1,144,721)	¥ (846,835)	$ (15,186)	¥ (1,248,118)	¥ (1,160,389)	¥ (872,776)	$ 3,629	¥ 298,306	¥ 168,227	¥ 194,285	$ (2,786)	¥ (229,021)	¥ (152,559)	¥ (168,344)